Revenue from contracts with customers	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Revenue from contracts with customers
4. Revenue from contracts with customers
Revenue arises from service contracts with customers. Sportradar’s main business is to provide sports data or audiovisual (“AV”) sports data feeds to its customers for their own use. Customers obtain access but not ownership rights to any sports data provided. Revenue for the Group’s major product groups consists of the following:

in €‘000	2019	2020	2021
Betting data / Betting entertainment tools	176,041	170,044	214,034
Managed Betting Services (“MBS”)	34,068	46,604	79,966
Virtual Gaming and E-Sports	14,625	18,343	15,357

Betting revenue	224,734	234,991	309,357
Betting AV revenue	102,740	105,892	140,162
Other revenue	30,060	29,634	39,983

Rest of the World revenue	357,534	370,517	489,502
Media and Ad`s revenue	19,026	21,041	33,796
Betting data	3,595	9,791	15,150
Betting AV	248	3,575	5,166
Sports Solutions	—	—	17,588

United States revenue	22,869	34,407	71,700

Total Revenue	380,403	404,924	561,202

Performance obligations and revenue recognition policies
Revenue is measured based on the consideration specified in a contract with a customer. The Group recognizes revenue when it provides a service to a customer.
Betting revenue:
This includes betting data, betting entertainment tools, managed betting services, virtual gaming and
e-sports.
Betting data/Betting entertainment tools:
For Betting Data and Betting Entertainment Tools clients, a service is provided for an agreed number of matches, with sports data to be retrieved on demand over a contract period (referred to as the stand ready service). At any time, customers also have the ability to select additional matches (“single match booking” or “SMB”) over and above the agreed upon package. These matches are often used for premium events but may be used for any other normal events. The SMBs are a separate contract for distinct services sold at their stand-alone prices.
The stand ready service is provided over a period of time. As the performance obligations and associated method of satisfaction measurement are substantially the same, the stand ready service represents a series. In general, there is one performance obligation for the series and therefore, revenue is recognized on a straight-line basis over the contract period. The data and service level commitments are generally consistent on a monthly basis over the term of the arrangement. As the service is provided evenly over the contract term, a straight-line measure of progress is appropriate for recognizing revenue. Revenue is recognized on a straight-line basis consistent with the entity’s efforts to fulfill the contract which are even throughout the period. In assessing the nature of the obligation, the Group considered all relevant facts and circumstances, including the timing of transfer of goods or services, and concluded that the entity’s efforts are expended evenly throughout the contract period.

SMBs are provided on request from customers and result in separate contracts. The price for each match is determined on a stand-alone basis and revenue relating to SMBs is recognized at a point in time, which generally coincides with the performance of the actual matches.
There are some Sports Betting contracts with customers that incorporate a revenue share scheme. The Group receives a share of revenue based on the gaming revenue generated from the betting activity on the match. The revenue share gives rise to variable consideration for each match, which is initially constrained until the point in time when the customer generates gaming revenue. The revenue share is generated from live betting events and recognized at the point in time of the actual customer sale performance. The Group’s fee on the revenue share is recognized at the point of time the customer has itself generated gaming revenue from an individual bet, which is the difference between the bet and payout.
Managed Betting Services (“MBS”)
MBS includes Managed Trading Services (“MTS”) and Managed Platform Services (“MPS”). MTS revenue consists of the percentage of winnings and fees charged to clients if a “bet slip” is accepted. MPS revenue consists of platform set-up
fees for Sportradar’s turnkey solution.
MTS clients forward their proposed bets “bet slips” to the Group for consideration as to whether or not the bet is advisable. The Group has the ability to accept or decline this bet slip. If a bet slip is accepted, the Group will receive a share of the revenue or loss made by the client on the bet. MTS agreements typically specify an agreed minimum fee and revenue share percentage, and the actual fee is determined as the higher of the minimum fee and revenue share. The revenue share is based on gross or net gaming revenue. Gross gaming revenue is the total volume of stakes in excess of the total amount of payouts to betting customers. Net gaming revenue is gross gaming revenue less applicable taxes and other contractually agreed adjustments. Most MTS contracts also include a loss participation clause (i.e., in case the Gross/Net gaming revenue is negative). The Group is exposed to losses by the agreed loss participation percentage (typically the same percentage as the revenue share). Revenue is recognized monthly on the basis of actual performance (revenue share or minimum fee, if the revenue share is below agreed minimum fee).
MPS is part of the Group’s MBS business following the acquisition of Optima in 2019 and provides a complete turnkey solution (including platform set-up,
maintenance and support) to the Group’s clients. The platform set-up
fee is recognized over the time the platform is built. Maintenance and support fees are recognized on a monthly basis or on the basis of actual performance for revenue share arrangements.
Virtual Gaming and
E-Sports:
For Virtual Gaming, the Group receives income from a revenue share arrangement with clients in exchange for the provision of virtual sports data. The Group receives a share of revenue based on the income generated from the betting activity on the virtual game. The customer is not obliged to pay until it has itself generated income from the online betting activity. This results in variable consideration that is initially constrained and recognized on the basis of actual customer sale performance.
For
E-Sports,
revenue recognition is consistent with the recognition for Betting Data, except it includes
E-Sports
data rather than real sports data. Revenue is recognized similar to Betting Data as described above.
Betting AV revenue:
Sports Betting AV generates revenue from the sale of a live streaming solution for online, mobile and retail sports betting offers. The stand ready service is provided over a period of time. As the performance obligations and associated method of satisfaction measurement are substantially the same, the stand ready service represents a series. In general, there is one performance obligation for the series and, therefore, revenue is recognized on a straight-line basis over the contract term. Should the customer have demand that exceeds the level of performance in the contract, Sportradar provides this additional service level at the standalone market selling price. The additional obligation is satisfied, and the revenue recorded in the period of over performance.
United States revenue:
This primarily includes media revenue from Application Programming Interfaces (“API”) whereby the Group offers extensive sports data from over 60 sports and 400k+ games worldwide. Customers can access both live and historical data via API products. Customer contracts include multiple sports and the products offered are accessible throughout the duration of the contract. The stand ready services represent one performance obligation performed over time. Revenue is recognized on a straight-line basis over the contract term. United States revenue also includes betting and betting AV revenue (see above for accounting treatment).
Sports Solutions revenue:
Sports Solutions generate revenue from subscription based arrangements. The customer, either professional or colleague sports teams, purchases access to proprietary technology which links meaningful sports data and video clips to create visual statistics and analytics about players, teams, and specific games. Teams can sort and filter statistics and video clips in real time to better understand player and team strengths and weaknesses. Subscription is billed in advance for the entire service period, typically one year. Revenue is recognized equally over each month over the service period.
Other revenue:
This includes various revenue streams, amongst others the media revenue for the rest of the world and integrity services.
Transaction Price Considerations
Variable Consideration:
If consideration in a contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for services rendered to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal will not occur when the related uncertainty is subsequently resolved. The revenue sharing and discounts give rise to variable consideration.
Non-cash
consideration:
Where the transaction price in a contract with a customer includes non-cash
consideration, the Group measures that
non-cash
consideration at fair value. If the fair value of the
non-cash
consideration cannot be reasonably estimated, the Group measures it indirectly, by reference to the stand-alone selling price of the goods or services promised to the customer in exchange for the consideration.
Allocation of transaction price to performance obligations:
Contracts with customers as described above may include multiple performance obligations. For such contracts, the transaction price is allocated to performance obligations on a relative standalone selling price basis. Standalone selling prices are estimated based on observable data of the Group’s sales for services sold separately in similar circumstances and to similar customers. If the standalone selling price cannot be determined based on observable group data, the Group will apply a cost plus mark-up
approach.
Price adjustments or discounts
: Contractually agreed price adjustments or discounts are taken into consideration for revenue recognition over the service period on a straight-line basis for contracts in which revenue is recognized over time.
Certain costs to obtain or fulfill contracts
IFRS 15 notes that incremental costs of obtaining a contract and certain costs to fulfil a contract must be recognized as an asset if certain criteria are met. Any capitalized costs must be amortized on a basis which is consistent with services rendered to the customer. The Group did not identify significant incremental costs (i.e. costs that the Group would not incur if the contract is not signed). Main costs to fulfil the contracts relate to sport rights and licenses, and software, which are capitalized as intangible assets and amortized over their useful life.
Significant payment terms
Stand ready services such as Betting Data, Betting Entertainment Tools,
E-Sports
and Sports Betting AV are billed in advance periodically (typically monthly or quarterly). Other services such as MBS, Virtual Gaming, Ads and Sports Media are billed in arrears. Payment terms are typically net 10 days.
Contract Assets and Liabilities
Contract assets and liabilities relate to services not yet rendered but already paid in advance by the customer or arise from barter deals with sports rights licensors. Refer to note 18 and note 25 for further details.